PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2021	$4,197	$(719)	$1,633	$5,111
Additions, net of disposals	367	10	—	377
Assets held by subsidiaries disposed during the period(1)	(599)	163	(217)	(653)
Non-cash additions	(1)	(3)	—	(4)
Depreciation expense	—	(128)	—	(128)
Fair value adjustments	—	—	134	134
Net foreign currency exchange differences	(29)	4	(9)	(34)
Balance at December 31, 2021	$3,935	$(673)	$1,541	$4,803
Additions, net of disposals	435	5	—	440
Non-cash additions	7	(4)	—	3
Depreciation expense	—	(110)	—	(110)
Fair value adjustments	—	—	100	100
Net foreign currency exchange differences	(430)	75	(163)	(518)
Balance at December 31, 2022	$3,947	$(707)	$1,478	$4,718

(1)See Note 4, Disposition of Businesses, for additional information.
The following table summarizes the valuation techniques and significant inputs for our company’s property, plant and equipment assets.

Dec. 31, 2022				Dec. 31, 2021
Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Discounted cash flow model	7%	18x	10 yrs	Discounted cash flow model	7%	20x	10 yrs